[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]


 TO:        Jennifer G. Williams
            Messeret Nega

 FROM:      Jimmy Yang

 DATE:      March 17, 2006

 RE:        Argent Securities Inc.
            Registration Statement on Form S-3
            Filed February 16, 2006
            File No. 333-131895
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         In connection with the Regulation AB Pilot Program, enclosed please find (i) Argent Securities Inc.'s letter in response to the Securities & Exchange Commission's (the "SEC") March 15, 2006 comment letter; (ii) three blacklines (showing changed pages only) of the prospectus supplement for certificates (same changes have been made in the prospectus supplement for notes); (iii) three blacklines (showing changed pages only) of the base prospectus. The blacklines are marked to show changes from the previous drafts that were submitted to the SEC as part of Argent Securities Inc.'s Registration Statement on Form S-3, filed on February 16, 2006. Please note that all references in the enclosed response letter correspond to page numbers in the blacklines.

GENERAL

     1. Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

We confirm that the depositor or any issuing entity previously established directly or indirectly by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. The following are CIK codes for the depositor that has offered classes of asset-backed securities involving the same asset class as this offering for the past 12 months:

          ------------------------------------------- ---------------------
          Argent Securities Inc., Series 2005-W1      CIK:  0001324400
          ------------------------------------------- ---------------------
          Argent Securities Inc., Series 2005-W2      CIK:  0001340071
          ------------------------------------------- ---------------------
          Argent Securities Inc., Series 2005-W3      CIK:  0001342852
          ------------------------------------------- ---------------------
          Argent Securities Inc., Series 2005-W4      CIK:  0001345091
          ------------------------------------------- ---------------------
          Argent Securities Inc., Series 2005-W5      CIK:  0001346253
          ------------------------------------------- ---------------------
          Argent Securities Inc., Series 2006-W1      CIK:  0001350715
          ------------------------------------------- ---------------------
          Argent Securities Inc., Series 2006-W2      CIK:  0001353319
          ------------------------------------------- ---------------------

     2. Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

We confirm that all material terms to be included in the finalized agreements will be disclosed in the final Rule 424(b) prospectus and that finalized agreements will be filed as soon as practicable following the related closing date.

     3. Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.

We confirm that we will file unqualified legal and tax opinions at the time of each takedown.

     4. Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be compete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

We confirm that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

     5. We suggest explicitly incorporating the Annexes into the text to remove any misunderstanding that they are not part of the prospectus or supplement.

We have made changes to the language which now reads:

"Annex I, II, III and IV are incorporated as a part of this prospectus supplement."

Please see page S-5 of the Prospectus Supplement version 1 and page S-4 of the Prospectus Supplement version 2.

PROSPECTUS SUPPLEMENT 1
Summary of Prospectus Supplement, page S-4

     6. We note that Argent Securities is identified as the depositor and that Argent Mortgage Company and Olympus Mortgage Company have identified as originators. We also note on page S-26 that you identify ACC Capital Holdings Corporation as the parent company of the Sponsor. Please identify the Sponsor for the transaction here and on the cover page. Refer to Item 1102(a) and 1103(a)(1) of Regulation AB.

We will identify Ameriquest Mortgage Company as the seller and sponsor in the summary. Please see page S-5 of the Prospectus Supplement version 1 and page S-4 of the Prospectus Supplement version 2. We also inserted bracketed language to include any other sellers or sponsors in the transaction.

Cap Contracts, page S-10

     7. Please add bracketed language and identify the interest rate cap provider in the summary. Consider using bracketed language. Refer to
          Item 1103(a)(3)(ix) of Regulation AB.

Bracketed language has been included to identify the interest rate cap provider in the summary. Please see page S-5 of the Prospectus Supplement version 1 and page S-4 of the Prospectus Supplement version 2.

BASE PROSPECTUS
Swaps and Yield Supplement Agreements, page 66

     8. Please revise the second full paragraph on page 67 to clearly state what you mean by "other rates on one or more classes" in the first sentence. Also, revise the last two sentences to delete the reference to "other types of derivative products" and instead, disclose all forms of credit enhancement and derivative products reasonably contemplated to be included in an actual takedown in the base prospectus.

The paragraph has been revised. Please see page 67 of the Base Prospectus.

CLOSING

         Please contact Jimmy Yang at (212) 912-7969 if you have any questions or would like to discuss any of the above responses.

Thank you.